March 6, 1996



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attn:  FILINGS - RULE 497(j)

RE:  Premier Strategic Investing
     Registration Statement File No. 33-6013
     CIK No.  794280

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 16 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 29, 1996.

                                                   Very truly yours,



                                                   George P. Attisano
cc:  Ernst & Young
     Stroock & Stroock & Lavan